WARRANTS (Details)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Number of Warrants, Outstanding and exercisable, December 31, 2014 and 2013 | shares	0
Number of Warrants, Issued | shares	18,049,075
Number of Warrants, Outstanding and exercisable, September 30, 2015 | shares	18,049,075
Weighted-Average Exercise Price, Outstanding and exercisable, December 31, 2014 and 2013 | $ / shares	$ 0
Weighted-Average Exercise Price, Issued | $ / shares	1.35
Weighted-Average Exercise Price, Outstanding and exercisable, September 30, 2015 | $ / shares	$ 1.35